SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2018
Basis Of Consolidation [Abstract]
Schedule of Subsidiaries

Name of Subsidiary	Country	% of Ownership
NAFTA
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal USA LLC [1]	United States	Sold
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.01%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
ArcelorMittal Italia S.p.A.[2]	Italy	100.00%
Africa and Commonwealth of Independent States ("ACIS")
ArcelorMittal South Africa Ltd. ("AMSA")	South Africa	69.22%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih ("AM Kryvyi Rih")	Ukraine	95.13%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd	Liberia	85.00%
JSC ArcelorMittal Temirtau	Kazakhstan	100.00%
PJSC ArcelorMittal Kryvyi Rih	Ukraine	95.13%
1. On December 9, 2020, the Company completed the sale of ArcelorMittal USA (see note 2.3.1).
2. On December 10, 2020, the Company signed a binding agreement with Invitalia, an Italian state-owned company, forming a public-private joint venture between the parties. As a result, the carrying amount of the assets and liabilities of ArcelorMittal Italia was classified as held for sale and the Company's investment in ArcelorMittal Italia will be accounted for under the equity method upon closing of the first investment (expected in the first quarter of 2021) (see note 2.3.2).
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2020 and 2019 and for the years ended December 31, 2020, 2019 and 2018.

Name of Subsidiary	Country of incorporation and operation	% of non-controlling interests and non- controlling voting rights at December 31, 2020	% of non-controlling interests and non- controlling voting rights at December 31, 2019	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2020	Non-controlling interests at December 31, 2020	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2019	Non-controlling interests at December 31, 2019	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2018
AMSA	South Africa	30.78%	30.78%	(34)	24	(98)	74	29
Sonasid[1]	Morocco	67.57%	67.57%	—	114	—	103	2
ArcelorMittal Kryvyi Rih	Ukraine	4.87%	4.87%	(1)	151	(5)	185	15
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	33	116	28	141	28
Hera Ermac[2]	Luxembourg	—	—	—	855	—	801	—
AMMC	Canada	15.00%	15.00%	127	466	114	486	91
Arceo	Belgium	62.86%	62.86%	2	167	3	154	4
ArcelorMittal Liberia Ltd	Liberia	15.00%	15.00%	28	(222)	18	(250)	(2)
Other				—	286	3	268	14
Total				155	1,957	63	1,962	181
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles. ArcelorMittal controls Nouvelles Sidérurgies Industrielles on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. Nouvelles Sidérurgies Industrielles holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in Nouvelles Sidérurgies Industrielles.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 31, 2024 (see note 11.2).
Schedule of Business Combinations
The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed in respect of Münker, AMSF and the former Ilva business in 2019:

	Münker	AMSF	Ilva
Current assets	22	262	1,156
Property, plant and equipment	34	600	1,118
Intangible assets	11	19	267
Other non-current assets	—	252	369
Total assets acquired	67	1,133	2,910
Deferred tax liabilities	(8)	(45)	(74)
Other liabilities	(14)	(792)	(1,113)
Total liabilities acquired	(22)	(837)	(1,187)
Net assets acquired	45	296	1,723
Consideration paid, net	46	—	52
Consideration payable	5	328	1,490
Goodwill/(bargain purchase gain)	6	32	(181)

Schedule of Significant Divestments
The table below summarizes the significant divestments:

	2020	2019		2018
	ArcelorMittal USA Divestment Business	Global Chartering Limited	ArcelorMittal Italia remedies	Frýdek Místek	Votorantim remedies
Cash and cash equivalents	7	—	—	—	—
Other current assets	2,105	14	1,386	48	40
Goodwill and intangible assets	684	—	—	—	—
Property, plant and equipment	3,341	517	178	35	48
Other assets	166	21	11	—	—
Total assets	6,303	552	1,575	83	88
Current liabilities	1,604	229	1,046	31	4
Other long-term liabilities	3,938	311	241	4	—
Total liabilities	5,542	540	1,287	35	4
Total net assets	761	12	288	48	84
Assigned receivables	—	—	404	—	—
% of net assets sold	100%	50%	100%	100%	100%
Total net assets disposed of	761	6	692	48	84
Consideration	2,219	(4)	518	39	26
Consideration receivable	—	6	174	10	58
Reclassification of foreign exchange and other reserves	2	33	72	15	—
Gain on disposal	1,460	29	72	16	—

Details of Assets and Liabilities Held for Sale

December 31, 2020
ArcelorMittal Italia and plate operations in Europe
Current Assets:
Cash and cash equivalents	3
Trade accounts receivable, prepaid expenses and other current assets	635
Inventories	1,446
Total Current Assets	2,084
Non-current Assets:
Property, plant and equipment	1,843
Other assets	402
Total Non-current Assets	2,245
Total Assets	4,329

Current Liabilities:
Trade accounts payables, accrued expenses and other liabilities	1,236
Total Current Liabilities	1,236
Non-current Liabilities:
Long-term debt	21
Other long-term liabilities	1,782
Total Non-current Liabilities	1,803
Total Liabilities	3,039

Investments Accounted for Under the Equity Method
The carrying amounts of the Company’s investments accounted for under the equity method were as follows:

	December 31,
Category	2020	2019
Joint ventures	3,006	2,586
Associates	2,847	2,859
Individually immaterial joint ventures and associates[1]	964	1,084
Total	6,817	6,529
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2020 and 2019, and none of them have a carrying value exceeding 100 at December 31, 2020 and 2019.
Joint Ventures
The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2020
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey
Principal Activity	Integrated flat steel producer [5,6]	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2020	60.00%	50.00%	50.00%	50.00%	50.00%
Current assets	3,528	1,236	252	175	510	5,701
of which cash and cash equivalents	1,137	53	77	43	82	1,392
Non-current assets	5,745	1,261	669	570	257	8,502
Current liabilities	657	805	511	180	283	2,436
of which trade and other payables and provisions	524	138	232	132	271	1,297
Non-current liabilities	5,604	662	23	226	127	6,642
of which trade and other payables and provisions	67	—	—	26	47	140
Net assets	3,012	1,030	387	339	357	5,125
Company's share of net assets	1,807	515	194	170	179	2,865
Adjustments for differences in accounting policies and other	149	24	—	—	(32)	141
Carrying amount in the statements of financial position	1,956	539	194	170	147	3,006
Revenue	3,992	2,693	1,001	420	1,055	9,161
Depreciation and amortization	(371)	(61)	(41)	(48)	(24)	(545)
Interest income	43	—	1	—	1	45
Interest expense	(135)	(33)	(16)	(8)	(12)	(204)
Income tax benefit (expense)	318	—	(6)	(2)	(17)	293
Profit (loss) from continuing operations	472	9	47	7	29	564
Other comprehensive income (loss)	(98)	—	—	6	(4)	(96)
Total comprehensive income (loss)	374	9	47	13	25	468
Cash dividends received by the Company	—	58	—	—	9	67
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2020; voting interest was 48.01% at December 31, 2020.
3.The non-current liabilities include 39 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.

	December 31, 2019
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey
Principal Activity	Flat carbon steel manufacture [5,6]	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]	Total
Ownership and voting rights at December 31, 2019	60.00%	50.00%	50.00%	50.00%	50.00%
Current assets	2,318	1,604	313	171	508	4,914
of which cash and cash equivalents	444	62	81	75	106	768
Non-current assets	6,295	1,282	637	580	267	9,061
Current liabilities	5,922	984	485	183	378	7,952
of which trade and other payables and provisions	670	144	226	139	274	1,453
Non-current liabilities	189	764	147	244	49	1,393
of which trade and other payables and provisions	46	—	—	26	49	121
Net assets	2,502	1,138	318	324	348	4,630
Company's share of net assets	1,501	569	159	162	174	2,565
Adjustments for differences in accounting policies and other	48	6	—	—	(33)	21
Carrying amount in the statements of financial position	1,549	575	159	162	141	2,586
Revenue	—	3,504	772	499	1,141	5,916
Depreciation and amortization	—	(63)	(31)	(37)	(24)	(155)
Interest income	2	2	1	—	1	6
Interest expense	(10)	(48)	(23)	(7)	(19)	(107)
Income tax benefit (expense)	(83)	—	(22)	(7)	(10)	(122)
Profit (loss) from continuing operations	(116)	156	10	28	19	97
Total comprehensive income (loss)	(116)	156	10	28	19	97
Cash dividends received by the Company	—	57	—	9	12	78
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2019; voting interest was 48.01% at December 31, 2019.
3.The non-current liabilities include 42 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in AMNS India correspond to transaction costs incurred to set up the joint venture.
6.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.

	December 31, 2018
Joint Ventures	Calvert	VAMA	Tameh	Borçelik	Total
Place of incorporation and operation[1]	United States	China	Poland	Turkey
Principal Activity	Automotive steel finishing	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3,4]
Ownership and voting rights at December 31, 2018	50.00%	50.00%	50.00%	50.00%
Current assets	1,490	329	205	519	2,543
of which cash and cash equivalents	76	85	90	67	318
Non-current assets	1,282	688	540	282	2,792
Current liabilities	824	491	208	398	1,921
of which trade and other payables and provisions	173	180	176	263	792
Non-current liabilities	853	217	226	49	1,345
of which trade and other payables and provisions	—	—	22	—	22
Net assets	1,095	309	311	354	2,069
Company's share of net assets	548	156	156	177	1,037
Adjustments for differences in accounting policies and other	6	—	—	(32)	(26)
Carrying amount in the statements of financial position	554	156	156	145	1,011
Revenue	3,295	625	467	1,328	5,715
Depreciation and amortization	(62)	(32)	(31)	(22)	(147)
Interest income	1	1	—	2	4
Interest expense	(40)	(26)	(4)	(20)	(90)
Income tax benefit (expense)	—	(1)	(8)	(18)	(27)
Profit (loss) from continuing operations	312	5	30	6	353
Other comprehensive income (loss)	—	—	3	1	4
Total comprehensive income (loss)	312	5	33	7	357
Cash dividends received by the Company	48	—	4	34	86
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2018; voting interest was 48.01% at December 31, 2018.
3.The non-current liabilities include 43 deferred tax liability.
4.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
Associates
The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2020
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2020	September 30, 2020	September 30, 2020	December 31, 2020
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2020	37.02%	33.43%	35.00%	25.23%
Current assets	3,611	1,330	2,233	538	7,712
Non-current assets	2,507	2,810	1,675	8,295	15,287
Current liabilities	2,780	364	1,087	479	4,710
Non-current liabilities	454	1,165	772	1,050	3,441
Non-controlling interests	46	112	288	1	447
Net assets attributable to equity holders of the parent	2,838	2,499	1,761	7,303	14,401
Company's share of net assets	1,050	835	616	1,843	4,344
Adjustments for differences in accounting policies and other	—	38	(49)	(1,456)	(1,467)
Other adjustments[2]	112	(201)	59	—	(30)
Carrying amount in the statements of financial position	1,162	672	626	387	2,847
Revenue	2,420	1,428	3,065	772	7,685
Profit (loss) from continuing operations	112	(244)	86	73	27
Other comprehensive income (loss)	16	(5)	(67)	—	(56)
Total comprehensive income (loss)	128	(249)	19	73	(29)
Cash dividends received by the Company	28	—	15	—	43
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2020 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above. For the year ended December 31, 2020, the Company recognized a 211 impairment loss with respect to its investment in DHS.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc. The summarized statement of comprehensive income presents full year result for Baffinland (direct owner and operator of Mary River project).

	December 31, 2019
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2019	September 30, 2019	September 30, 2019	December 31, 2019
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2019	37.02%	33.43%	35.00%	25.70%
Current assets	2,920	1,385	2,062	479	6,846
Non-current assets	1,797	2,794	1,628	2,403	8,622
Current liabilities	1,837	402	1,038	663	3,940
Non-current liabilities	150	979	795	891	2,815
Non-controlling interests	44	122	218	—	384
Net assets attributable to equity holders of the parent	2,686	2,676	1,639	1,328	8,329
Company's share of net assets	994	895	574	341	2,804
Adjustments for differences in accounting policies and other	—	43	(49)	7	1
Other adjustments[2]	5	27	22	—	54
Carrying amount in the statements of financial position	999	965	547	348	2,859
Revenue	3,102	1,795	3,724	454	9,075
Profit (loss) from continuing operations	249	(116)	82	(72)	143
Other comprehensive income (loss)	—	8	(7)	—	1
Total comprehensive income (loss)	249	(108)	75	(72)	144
Cash dividends received by the Company	57	—	13	—	70
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2019 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.

	December 31, 2018
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland	Total
Financial statements reporting date	June 30, 2018	September 30, 2018	September 30, 2018	December 31, 2018
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2018	37.02%	33.43%	35.00%	28.76%
Current assets	2,516	1,528	2,183	390	6,617
Non-current assets	1,443	3,062	1,526	1,949	7,980
Current liabilities	1,426	480	1,134	399	3,439
Non-current liabilities	35	1,005	677	694	2,411
Non-controlling interests	45	136	219	—	400
Net assets attributable to equity holders of the parent	2,453	2,969	1,679	1,246	8,347
Company's share of net assets	908	992	588	358	2,846
Adjustments for differences in accounting policies and other	—	27	(52)	22	(3)
Other adjustments[2]	44	(4)	(12)	—	28
Carrying amount in the statements of financial position	952	1,015	524	380	2,871
Revenue	3,370	1,959	3,544	320	9,193
Profit (loss) from continuing operations	474	20	60	(98)	456
Other comprehensive income (loss)	—	5	(37)	—	(32)
Total comprehensive income (loss)	474	25	23	(98)	424
Cash dividends received by the Company	92	5	16	—	113
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2018 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies, and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill.
Other Associates and Joint Ventures that are Not Individually Material	The following table summarizes the financial information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2020			December 31, 2019
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	328	636	964	304	780	1,084
Share of:
Income from continuing operations	15	33	48	26	87	113
Other comprehensive income (loss)	(8)	(20)	(28)	1	2	3
Total comprehensive income	7	13	20	27	89	116

Other Investments	Other investments include the following:

	December 31,
	2020	2019
Cleveland-Cliffs	1,988	—
Erdemir	850	642
Stalprodukt S.A.	96	57
Powercell Sweden	—	23
Others	46	50
Investments in equity instruments at FVOCI	2,980	772

Income (Loss) from Investments in Associates, Joint Ventures and Other Investments
Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2020	2019	2018
Share in net earnings of equity-accounted companies	430	252	567
Impairment charges	(211)	—	(132)
Gain (loss) on disposal	—	(4)	126
Dividend income	15	99	91
Total	234	347	652